Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 3,242	$ 2,591
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	646	703
Provision for loan losses	1,137	3,472
Net gains on securities	(627)	(1,063)
Net gains on sales of loans	(610)	(691)
Originations of loans held for sale	(37,311)	(43,246)
Proceeds from sales of loans held for sale	39,028	40,762
Recognition of mortgage servicing rights	(66)	(123)
Amortization of mortgage servicing rights	105	91
Net change in mortgage servicing rights valuation allowance	27	42
Loss (gain) on sales of other real estate owned	193	(12)
Write down of other real estate owned	185	169
Earnings on life insurance, net	(397)	(366)
Amortization of intangible assets	201	264
ESOP compensation expense	81	63
Stock award and option expense	71
Amortization of issuance costs of unsecured borrowing	65	64
Changes in assets and liabilities:
Accrued interest receivable and other assets	733	404
Accrued interest payable and other liabilities	(174)	546
Net cash from operating activities	6,529	3,670
Cash flows from investing activities
Net change in loans	(24,582)	(21,881)
Proceeds from sales of other real estate owned	1,315	968
Proceeds from maturities, calls and principal repayments of securities available for sale	19,236	39,306
Proceeds from sales of securities available for sale	39,873	41,904
Proceeds from redemption of FHLB stock	221	168
Purchases of securities available for sale	(66,408)	(99,427)
Premises and equipment expenditures, net	(154)	(391)
Bank owned life insurance death benefits		5
Purchase of bank owned life insurance		(500)
Net cash from investing activities	(30,499)	(39,848)
Cash flows from financing activities
Net change in deposits	16,222	43,930
Net change in FHLB advances	10,346	8,902
Net change in Federal Reserve Bank discount window borrowings		(16,675)
Dividends paid on common stock	(186)
Purchase of treasury stock	(134)	(111)
Net cash from financing activities	26,248	36,046
Net change in cash and cash equivalents	2,278	(132)
Cash and cash equivalents at beginning of year	5,868	6,000
Cash and cash equivalents at end of year	8,146	5,868
Supplemental cash flow information:
Interest paid	5,882	7,257
Income taxes paid	300	746
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	1,189	1,581
Transfers from premises and equipment, net to other real estate owned		$ 506